October 22, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 02549

Re:	EntrepreneurShares Series Trust — File Nos.: 333-169040 and 811-22436 Registration Statement on Form N-1A — Pre-Effective Amendment No. 1

Ladies and Gentlemen:

On behalf of EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Pre-Effective Amendment”) with respect to shares of its series, EntrepreneurShares Global FundTM, which was filed with the Securities and Exchange Commission (the “SEC”) on July 9, 2010 (Accession No. 0001144204-10-037267) (the “Initial Filing”).

The Trust is filing the Pre-Effective Amendment to: (1) respond to comments on the Initial Filing received from the staff of the SEC by letter completed on August 30, 2010, which we received by fax on September 8, 2010; (2) update disclosures throughout the registration statement; (3) include financial statements, exhibits and other information not included in the Initial Filing; and (4) make other clarifying, updating and stylistic changes.  The Pre-Effective Amendment is marked to show changes made to the Initial Filing.

If you have any questions concerning the foregoing, please contact me at (617) 261-3240.

Sincerely,
/s/ George P. Attisano George P. Attisano

cc:	Joel M. Shulman David Cragg Michael S. Caccese Nicholas S. Hodge George J. Zornada